Operating Expenses - Summary of Operating Expenses by Function (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Expenses 1 [Abstract]
Cost of goods sold	£ 2,066	£ 2,093	£ 1,981
Distribution costs	84	88	80
Selling, marketing and product development costs	896	908	895
Administrative and other expenses	1,207	1,240	1,195
Restructuring costs	79	329	35
Other income	(64)	(85)	(98)
Total net operating expenses	2,202	2,480	2,107
Other net gains and losses	(128)	25	(13)
Impairment of intangible assets		2,548	849
Total	£ 4,140	£ 7,146	£ 4,924